SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Composition Of Certain Financial Statement Items
Accounts payable and other accruals	$ 361,644	$ 310,047	$ 327,704
Mineral rights payable	550,075	672,601
Accrued interest		5,590	324,415
Total	$ 911,719	$ 988,237	$ 652,119